EXPLORATION AND EVALUATION ASSETS (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Beginning Balance		$ 52,890
Drilling And Exploration	$ 0	380
Assessments And Taxes	108	197
Transfer to other assets		(2,215)
Transfer to mining properties		(35,005)
Disposition of Ana Maria and El Laberinto claims		(556)
Effect of movements in exchange rates	(58)	8
Ending Balance	15,749	15,699
Avino, Mexico City [Member]
Beginning Balance		15,992
Drilling And Exploration	0	70
Assessments And Taxes	108	185
Transfer to other assets		0
Transfer to mining properties		0
Disposition of Ana Maria and El Laberinto claims		(556)
Effect of movements in exchange rates	(58)	8
Ending Balance	15,749	15,699
La Preciosa, Mexico [Member]
Beginning Balance		36,898
Drilling And Exploration	0	310
Assessments And Taxes	0	12
Transfer to other assets		(2,215)
Transfer to mining properties		(35,005)
Disposition of Ana Maria and El Laberinto claims		0
Effect of movements in exchange rates	0	0
Ending Balance	$ 0	$ 0